Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: March 12, 2025

Payment Date	3/17/2025
Collection Period Start	2/1/2025
Collection Period End	2/28/2025
Interest Period Start	2/18/2025
Interest Period End	3/16/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$65,175,368.82	$15,397,028.93	$49,778,339.89	0.106775	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$211,258,368.82	$15,397,028.93	$195,861,339.89

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$214,649,578.81	$199,252,549.88	0.146889
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$214,649,578.81	$199,252,549.88
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$65,175,368.82	0.77000%	30/360	$41,820.86
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$211,258,368.82			$182,894.61

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$214,649,578.81	$199,252,549.88
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$214,649,578.81	$199,252,549.88
Number of Receivables Outstanding	29,589	28,602
Weighted Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	22.5	21.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$689,835.30
Principal Collections	$15,326,992.69
Liquidation Proceeds	$101,090.63
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$16,117,918.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$16,117,918.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$178,874.65	$178,874.65	$—	$—	$15,939,043.97
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,939,043.97
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,939,043.97
Interest - Class A-3 Notes	$41,820.86	$41,820.86	$—	$—	$15,897,223.11
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$15,805,885.11
First Allocation of Principal	$—	$—	$—	$—	$15,805,885.11
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$15,791,302.73
Second Allocation of Principal	$—	$—	$—	$—	$15,791,302.73
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$15,775,138.96
Third Allocation of Principal	$—	$—	$—	$—	$15,775,138.96
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$15,756,149.36
Fourth Allocation of Principal	$12,005,818.94	$12,005,818.94	$—	$—	$3,750,330.42
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,750,330.42
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$359,120.43
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$359,120.43
Remaining Funds to Certificates	$359,120.43	$359,120.43	$—	$—	$—
Total	$16,117,918.62	$16,117,918.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$214,649,578.81	$199,252,549.88
Note Balance	$211,258,368.82	$195,861,339.89
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	10	$70,036.24
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	141	$101,090.63
Monthly Net Losses (Liquidation Proceeds)			$(31,054.39)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.26%
Current Collection Period			(0.18)%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$2,473,573.70
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.47%	105	$941,757.63
60-89 Days Delinquent	0.21%	40	$427,041.63
90-119 Days Delinquent	0.03%	8	$62,714.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.72%	153	$1,431,513.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$52,616.10
Total Repossessed Inventory		8	$117,802.97

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		48	$489,755.75
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.27%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.19	0.09%	19	0.07%